Stockholders' Equity - Common Stock (Detail) - USD ($)		3 Months Ended	12 Months Ended
	Feb. 20, 2018	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Class of Stock [Line Items]
Proceeds from the sale of common stock			$ 11,727,153	$ 2,364,801
Shares issued upon exercise of warrants (in shares)		401,667		695
Warrants granted (in shares)			1,636,969	2,583
Restricted stock units issued during period (in shares)		75,392
Restricted stock issued during period (in shares)			62,116	0
Option exercise price, weighted average of $45.72
Class of Stock [Line Items]
Issuance of common stock upon exercise of stock options (in shares)				103,073
Warrant exercise price of $36.00
Class of Stock [Line Items]
Shares issued upon exercise of warrants (in shares)				695
Common Stock
Class of Stock [Line Items]
Shares of common stock issued (in shares)		503,448	1,748,076	35,151
Issuance of common stock upon exercise of stock options (in shares)				8,200
Issuance of common stock upon net exercise of warrant (in shares)				221
Common stock, price per share (in dollars per share)		$ 3.36
Shares issued upon exercise of warrants (in shares)	151,181	428,056
Issuance of common stock upon releases of restricted stock units (in shares)		75,392	31,041	7,916
Common Stock | Option exercise price of $44.76
Class of Stock [Line Items]
Issuance of common stock upon exercise of stock options (in shares)				8,200
Weighted average price of shares (in dollars per share)				$ 44.76
Common Stock | Option exercise price, weighted average of $45.72
Class of Stock [Line Items]
Weighted average price of shares (in dollars per share)				$ 45.72
Shares issued upon exercise (in shares)				28,444
Common Stock | Warrant exercise price of $36.00
Class of Stock [Line Items]
Issuance of common stock upon net exercise of warrant (in shares)				221
Common stock, price per share (in dollars per share)				$ 36
Agent
Class of Stock [Line Items]
Restricted stock units issued during period (in shares)			31,041
Restricted stock issued during period (in shares)			62,116
Agent | Common Stock
Class of Stock [Line Items]
Stock issued during period including share-based compensation (in shares)			1,841,233	79,932
Proceeds from the sale of common stock				$ 2,400,000
Shares of common stock issued (in shares)				35,151
Price per share (in dollars per share)				$ 67.32
Agent | Common Stock | Public Offering and Controlled Equity Offering
Class of Stock [Line Items]
Proceeds from the sale of common stock			$ 100,000
Shares of common stock issued (in shares)			8,507
Price per share (in dollars per share)			$ 12.96
Registered Direct Offering | Agent | Common Stock
Class of Stock [Line Items]
Proceeds from the sale of common stock			$ 11,600,000
Shares of common stock issued (in shares)			1,739,569
Private Placement
Class of Stock [Line Items]
Warrants granted (in shares)			386,969
Private Placement | Agent | Warrants
Class of Stock [Line Items]
Warrants granted (in shares)			1,663,358